OneFund S&P 500® Equal Weight Index
Schedule of Investments
June 30, 2023 - (Unaudited)
)
COMMON STOCKS — 98.50% Shares Fair Value
Communications — 4.52%
Activision Blizzard, Inc.
(a)
2,493 $ 210,160
Alphabet, Inc., Class A
(a)
811 97,077
Alphabet, Inc., Class C
(a)
807 97,623
AT&T, Inc. 12,663 201,975
Booking Holdings, Inc.
(a)
76 205,225
Charter Communications, Inc., Class A
(a)
592 217,483
Comcast Corp., Class A 5,629 233,885
Electronic Arts, Inc. 1,810 234,757
Expedia Group, Inc.
(a)
1,896 207,403
Fox Corp., Class A 3,918 133,212
Fox Corp., Class B 1,930 61,548
Interpublic Group of Companies, Inc. 5,751 221,874
Match Group, Inc.
(a)
5,391 225,613
Meta Platforms, Inc., Class A
(a)
828 237,620
Netflix, Inc.
(a)
524 230,817
News Corp., Class A 7,803 152,158
News Corp., Class B 2,568 50,641
Omnicom Group, Inc. 2,123 202,003
Paramount Global, Class B 12,280 195,375
Take-Two Interactive Software, Inc.
(a)
1,701 250,319
T-Mobile US, Inc.
(a)
1,529 212,378
VeriSign, Inc.
(a)
1,039 234,783
Verizon Communications, Inc. 5,570 207,148
Walt Disney Co. (The)
(a)
2,184 194,988
Warner Bros. Discovery, Inc.
(a)
15,460 193,868
4,709,933
Consumer Discretionary — 11.17%
Advance Auto Parts, Inc. 1,452 102,076
Amazon.com, Inc.
(a)
1,837 239,471
Aptiv PLC
(a)
2,004 204,588
AutoZone, Inc.
(a)
82 204,456
Axon Enterprise, Inc.
(a)
1,004 195,900
Bath & Body Works, Inc. 5,110 191,625
Best Buy Co., Inc. 2,570 210,612
BorgWarner, Inc. 4,204 205,618
Caesars Entertainment, Inc.
(a)
4,042 206,021
CarMax, Inc.
(a)
2,888 241,725
Carnival Corp.
(a)
14,481 272,677
Chipotle Mexican Grill, Inc.
(a)
113 241,707
Copart, Inc.
(a)
2,680 244,443
D.R. Horton, Inc. 2,023 246,179
Darden Restaurants, Inc. 1,399 233,744
Domino's Pizza, Inc. 624 210,282
eBay, Inc. 4,450 198,871
Etsy, Inc.
(a)
2,115 178,950

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Consumer Discretionary — 11.17% - continued
Ford Motor Co. 16,154 $ 244,410
General Motors Co. 5,337 205,795
Genuine Parts Co. 1,256 212,552
Hasbro, Inc. 3,788 245,349
Hilton Worldwide Holdings, Inc. 1,443 210,029
Home Depot, Inc. (The) 672 208,750
Las Vegas Sands Corp.
(a)
3,461 200,738
Lennar Corp., Class A 1,948 244,104
Live Nation Entertainment, Inc.
(a)
2,584 235,428
LKQ Corp. 3,723 216,939
Lowe's Companies, Inc. 927 209,224
Marriott International, Inc., Class A 1,149 211,060
Masco Corp. 3,624 207,945
McDonald's Corp. 694 207,097
MGM Resorts International 4,643 203,921
Mohawk Industries, Inc.
(a)
2,008 207,145
Newell Brands, Inc. 23,769 206,790
NIKE, Inc., Class B 1,806 199,328
Norwegian Cruise Lines Holdings Ltd.
(a)
11,946 260,064
NVR, Inc.
(a)
39 247,674
O'Reilly Automotive, Inc.
(a)
219 209,211
Pool Corp. 568 212,796
PulteGroup, Inc. 3,156 245,158
Ralph Lauren Corp. 1,671 206,035
Ross Stores, Inc. 1,882 211,029
Royal Caribbean Cruises Ltd.
(a)
2,434 252,503
Starbucks Corp. 2,002 198,318
Tapestry, Inc. 4,673 200,004
Tesla, Inc.
(a)
912 238,734
TJX Companies, Inc. (The) 2,492 211,297
Tractor Supply Co. 919 203,191
Ulta Beauty, Inc.
(a)
450 211,767
VF Corp. 10,491 200,273
Whirlpool Corp. 1,369 203,694
Wynn Resorts Ltd. 1,941 204,989
Yum! Brands, Inc. 1,459 202,144
11,624,430
Consumer Staples — 7.32%
Altria Group, Inc. 4,598 208,289
Archer-Daniels-Midland Co. 2,722 205,675
Brown-Forman Corp., Class B 3,113 207,886
Bunge Ltd. 2,155 203,324
Campbell Soup Co. 4,371 199,798
Church & Dwight Co., Inc. 2,118 212,287
Clorox Co. (The) 1,309 208,183
Coca-Cola Co. 3,315 199,629

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Consumer Staples — 7.32% - continued
Colgate-Palmolive Co. 2,643 $ 203,617
Conagra Brands, Inc. 5,835 196,756
Constellation Brands, Inc., Class A 936 230,378
Costco Wholesale Corp. 384 206,738
Dollar General Corp. 1,240 210,527
Dollar Tree, Inc.
(a)
1,467 210,515
Estee Lauder Companies, Inc. (The), Class A 1,018 199,915
General Mills, Inc. 2,515 192,901
Hershey Co. (The) 778 194,267
Hormel Foods Corp. 4,914 197,641
J.M. Smucker Co. (The) 1,327 195,958
Kellogg Co. 3,079 207,525
Keurig Dr Pepper, Inc. 6,391 199,847
Kimberly-Clark Corp. 1,489 205,571
Kraft Heinz Co. (The) 5,505 195,428
Kroger Co. (The) 4,419 207,693
Lamb Weston Holdings, Inc. 2,035 233,922
McCormick & Co., Inc., Non-Voting Shares 2,538 221,389
Molson Coors Brewing Co., Class B 3,505 230,769
Mondelez International, Inc., Class A 2,763 201,533
Monster Beverage Corp.
(a)
3,970 228,037
PepsiCo, Inc. 1,093 202,445
Philip Morris International, Inc. 2,142 209,102
Procter & Gamble Co. (The) 1,367 207,429
Sysco Corp. 2,765 205,163
Target Corp. 1,473 194,289
Tyson Foods, Inc., Class A 4,043 206,355
Walgreens Boots Alliance, Inc. 6,339 180,598
Wal-Mart Stores, Inc. 1,287 202,291
7,623,670
Energy — 5.15%
APA Corp. 5,855 200,065
Baker Hughes Co. 6,712 212,166
Chevron Corp. 1,283 201,880
ConocoPhillips 1,949 201,936
Coterra Energy, Inc. 8,094 204,778
Devon Energy Corp. 4,093 197,856
Diamondback Energy, Inc. 1,603 210,570
Enphase Energy, Inc.
(a)
1,124 188,248
EOG Resources, Inc. 1,817 207,937
EQT Corp. 5,993 246,493
Exxon Mobil Corp. 1,917 205,598
First Solar, Inc.
(a)
1,053 200,164
Halliburton Co. 6,206 204,736
Hess Corp. 1,495 203,245
Kinder Morgan, Inc. 11,933 205,486

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Energy — 5.15% - continued
Marathon Oil Corp. 8,715 $ 200,619
Marathon Petroleum Corp. 1,783 207,898
Occidental Petroleum Corp. 3,475 204,330
ONEOK, Inc. 3,321 204,972
Phillips 66 2,093 199,630
Pioneer Natural Resources Co. 998 206,766
Schlumberger Ltd. 4,238 208,171
SolarEdge Technologies, Inc.
(a)
731 196,676
Targa Resources Corp. 2,823 214,830
Valero Energy Corp. 1,780 208,794
Williams Companies, Inc. (The) 6,640 216,664
5,360,508
Financials — 8.87%
Aflac, Inc. 2,909 203,048
Allstate Corp. (The) 1,836 200,197
American Express Co. 584 101,733
American International Group, Inc. 3,585 206,281
Ameriprise Financial, Inc. 311 103,302
Aon PLC, Class A 613 211,608
Arch Capital Group Ltd.
(a)
2,894 216,616
Arthur J. Gallagher & Co. 1,093 239,990
Assurant, Inc. 1,576 198,135
Bank of America Corp. 3,456 99,153
Bank of New York Mellon Corp. (The) 2,262 100,704
Berkshire Hathaway, Inc., Class B
(a)
597 203,577
BlackRock, Inc. 286 197,666
Brown & Brown, Inc. 3,534 243,280
Capital One Financial Corp. 909 99,417
Cboe Global Markets, Inc. 1,691 233,375
Charles Schwab Corp. (The) 1,829 103,668
Chubb Ltd. 1,062 204,499
Cincinnati Financial Corp. 2,022 196,781
Citigroup, Inc. 2,090 96,224
Citizens Financial Group, Inc. 1,833 47,805
CME Group, Inc. 1,114 206,413
Comerica, Inc. 1,183 50,112
Discover Financial Services 1,991 232,648
Everest Re Group Ltd. 590 201,697
Fifth Third Bancorp 3,793 99,415
Franklin Resources, Inc. 7,436 198,616
Globe Life, Inc. 1,874 205,427
Goldman Sachs Group, Inc. (The) 299 96,439
Hartford Financial Services Group, Inc. (The) 2,857 205,761
Huntington Bancshares, Inc. 4,660 50,235
Intercontinental Exchange, Inc. 2,078 234,980
Invesco Ltd. 12,011 201,905

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Financials — 8.87% - continued
JPMorgan Chase & Co. 709 $ 103,116
KeyCorp 5,035 46,523
Lincoln National Corp. 8,306 213,963
Loews Corp. 3,450 204,861
M&T Bank Corp. 814 100,740
Marsh & McLennan Companies, Inc. 1,294 243,375
MetLife, Inc. 3,680 208,030
Morgan Stanley 1,139 97,271
Nasdaq, Inc. 3,884 193,617
Northern Trust Corp. 1,341 99,422
PNC Financial Services Group, Inc. (The) 788 99,249
Principal Financial Group, Inc. 1,370 103,901
Progressive Corp. (The) 1,581 209,277
Prudential Financial, Inc. 2,339 206,347
Raymond James Financial, Inc. 2,027 210,341
Regions Financial Corp. 5,540 98,723
State Street Corp. 1,359 99,452
Synchrony Financial 1,517 51,457
T. Rowe Price Group, Inc. 1,770 198,275
Travelers Companies, Inc. (The) 1,153 200,230
Truist Financial Corp. 3,150 95,603
U.S. Bancorp 3,049 100,739
W.R. Berkley Corp. 3,476 207,031
Wells Fargo & Co. 2,396 102,261
Willis Towers Watson PLC 873 205,592
Zions Bancorporation 1,751 47,032
9,237,135
Health Care — 13.25%
Abbott Laboratories 1,932 210,627
AbbVie, Inc. 1,494 201,287
Agilent Technologies, Inc. 1,675 201,419
Align Technology, Inc.
(a)
609 215,367
AmerisourceBergen Corp. 1,284 247,080
Amgen, Inc. 889 197,376
Baxter International, Inc. 5,251 239,236
Becton, Dickinson and Co. 792 209,096
Biogen, Inc.
(a)
784 223,322
Bio-Rad Laboratories, Inc., Class A
(a)
535 202,829
Bio-Techne Corp. 2,650 216,320
Boston Scientific Corp.
(a)
4,324 233,884
Bristol-Myers Squibb Co. 3,138 200,675
Cardinal Health, Inc. 2,618 247,584
Catalent, Inc.
(a)
2,328 100,942
Centene Corp.
(a)
3,070 207,072
Charles River Laboratories International, Inc.
(a)
971 204,153
Cigna Corp. 753 211,291

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Health Care — 13.25% - continued
Cooper Companies, Inc. (The) 552 $ 211,653
CVS Health Corp. 2,920 201,860
Danaher Corp. 834 200,160
DaVita, Inc.
(a)
2,400 241,128
DENTSPLY SIRONA, Inc. 5,288 211,626
DexCom, Inc.
(a)
1,782 229,005
Edwards LifeSciences Corp.
(a)
2,557 241,202
Elevance Health, Inc. 450 199,931
Eli Lilly & Co. 514 241,055
GE HealthCare Technologies, Inc. 2,566 208,462
Gilead Sciences, Inc. 2,569 197,993
HCA Healthcare, Inc. 817 247,943
Henry Schein, Inc.
(a)
2,679 217,267
Hologic, Inc.
(a)
2,504 202,749
Humana, Inc. 438 195,843
IDEXX Laboratories, Inc.
(a)
422 211,941
Illumina, Inc.
(a)
967 181,303
Incyte Corp.
(a)
3,244 201,939
Insulet Corp.
(a)
706 203,568
Intuitive Surgical, Inc.
(a)
711 243,119
IQVIA Holdings, Inc.
(a)
936 210,385
Johnson & Johnson 1,240 205,245
Laboratory Corporation of America Holdings 881 212,612
McKesson Corp. 583 249,121
Medtronic PLC 2,645 233,025
Merck & Co., Inc. 1,856 214,164
Mettler-Toledo International, Inc.
(a)
152 199,369
Moderna, Inc.
(a)
1,561 189,662
Molina Healthcare, Inc.
(a)
715 215,387
Organon & Co. 9,703 201,919
PerkinElmer, Inc. 1,725 204,913
Pfizer, Inc. 5,106 187,288
Quest Diagnostics, Inc. 1,480 208,029
Regeneron Pharmaceuticals, Inc.
(a)
260 186,820
ResMed, Inc. 927 202,550
STERIS PLC 1,094 246,127
Stryker Corp. 687 209,597
Teleflex, Inc. 816 197,496
Thermo Fisher Scientific, Inc. 379 197,743
UnitedHealth Group, Inc. 436 209,559
Universal Health Services, Inc., Class B 1,579 249,118
Vertex Pharmaceuticals, Inc.
(a)
669 235,428
Viatris, Inc. 20,421 203,802
Waters Corp.
(a)
757 201,771
West Pharmaceutical Services, Inc. 564 215,713
Zimmer Biomet Holdings, Inc. 1,637 238,347

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Health Care — 13.25% - continued
Zoetis, Inc., Class A 1,184 $ 203,897
13,788,394
Industrials — 14.42%
3M Co. 1,955 195,676
A.O. Smith Corp. 2,879 209,534
Alaska Air Group, Inc.
(a)
4,032 214,422
Allegion PLC 1,706 204,754
American Airlines Group, Inc.
(a)
12,191 218,707
AMETEK, Inc. 1,490 241,201
Amphenol Corp., Class A 2,480 210,676
Boeing Co. (The)
(a)
925 195,323
Carrier Global Corp. 4,361 216,785
Caterpillar, Inc. 820 201,761
CH Robinson Worldwide, Inc. 2,128 200,777
Cintas Corp. 412 204,797
CSX Corp. 6,049 206,271
Cummins, Inc. 856 209,857
Deere & Co. 500 202,595
Delta Air Lines, Inc.
(a)
5,444 258,807
Dover Corp. 1,380 203,757
Eaton Corp. PLC 1,186 238,505
Emerson Electric Co. 2,305 208,349
Expeditors International of Washington, Inc. 1,701 206,042
Fastenal Co. 3,609 212,895
FedEx Corp. 987 244,677
Fortive Corp. 2,821 210,926
Generac Holdings, Inc.
(a)
1,664 248,152
General Dynamics Corp. 944 203,102
General Electric, Co. 2,215 243,317
Honeywell International, Inc. 996 206,670
Howmet Aerospace Inc. 4,409 218,510
Huntington Ingalls Industries, Inc. 928 211,213
IDEX Corp. 965 207,726
Illinois Tool Works, Inc. 823 205,882
Ingersoll Rand, Inc. 3,607 235,754
Jacobs Solutions, Inc. 1,746 207,582
JB Hunt Transport Services, Inc. 1,147 207,641
Johnson Controls International PLC 3,092 210,689
Keysight Technologies, Inc.
(a)
1,227 205,461
L3 Harris Technologies, Inc. 1,050 205,559
Lockheed Martin Corp. 445 204,869
Nordson Corp. 858 212,938
Norfolk Southern Corp. 909 206,125
Northrop Grumman Corp. 448 204,198
Old Dominion Freight Line, Inc. 618 228,506
Otis Worldwide Corp. 2,293 204,100

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Industrials — 14.42% - continued
PACCAR, Inc. 2,567 $ 214,730
Parker-Hannifin Corp. 542 211,402
Pentair PLC 3,826 247,160
Quanta Services, Inc. 1,257 246,938
Raytheon Technologies Corp. 2,072 202,973
Republic Services, Inc. 1,404 215,051
Robert Half International, Inc. 2,770 208,359
Rockwell Automation, Inc. 636 209,530
Rollins, Inc. 5,606 240,105
Roper Technologies, Inc. 440 211,552
Snap-on, Inc. 740 213,260
Southwest Airlines Co. 5,975 216,355
Stanley Black & Decker, Inc. 2,219 207,942
TE Connectivity Ltd. 1,521 213,183
Teledyne Technologies, Inc.
(a)
497 204,322
Textron, Inc. 3,056 206,677
Trane Technologies PLC 1,096 209,621
Transdigm Group, Inc. 246 219,966
Trimble, Inc.
(a)
3,836 203,078
Union Pacific Corp. 986 201,755
United Airlines Holdings, Inc.
(a)
3,788 207,848
United Parcel Service, Inc., Class B 1,134 203,270
United Rentals, Inc. 496 220,904
W.W. Grainger, Inc. 273 215,285
Wabtec Corp. 1,985 217,694
Waste Management, Inc. 1,236 214,347
Xylem, Inc. 2,060 231,997
15,010,392
Materials — 5.87%
Air Products & Chemicals, Inc. 699 209,371
Albemarle Corp. 879 196,096
Amcor PLC 19,745 197,055
Avery Dennison Corp. 1,201 206,332
Ball Corp. 3,725 216,832
Celanese Corp. 1,738 201,260
CF Industries Holdings, Inc. 2,897 201,110
Corteva, Inc. 3,519 201,639
Dow, Inc. 3,796 202,175
DuPont de Nemours, Inc. 2,911 207,962
Eastman Chemical Co. 2,446 204,779
Ecolab, Inc. 1,281 239,150
FMC Corp. 1,916 199,915
Freeport-McMoRan, Inc. 5,065 202,600
International Flavors & Fragrances, Inc. 2,553 203,193
International Paper Co. 6,381 202,980
Linde PLC 539 205,402

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Materials — 5.87% - continued
LyondellBasell Industries N.V., Class A 2,212 $ 203,128
Martin Marietta Materials, Inc. 543 250,698
Mosaic Co. (The) 5,753 201,355
Newmont Corp. 4,754 202,806
Nucor Corp. 1,342 220,061
Packaging Corporation of America 1,530 202,205
PPG Industries, Inc. 1,437 213,107
Sealed Air Corp. 5,156 206,240
Sherwin-Williams Co. (The) 935 248,262
Steel Dynamics, Inc. 1,915 208,601
Vulcan Materials Co. 1,117 251,816
WestRock Co. 6,958 202,269
6,108,399
Real Estate — 5.97%
Alexandria Real Estate Equities, Inc. 1,676 190,209
American Tower Corp. 1,045 202,667
AvalonBay Communities, Inc. 1,225 231,856
Boston Properties, Inc. 3,676 211,701
Camden Property Trust 1,810 197,055
CBRE Group, Inc., Class A
(a)
2,580 208,232
Crown Castle International Corp. 1,736 197,800
Digital Realty Trust, Inc. 1,926 219,314
Equinix, Inc. 300 235,182
Equity Residential 3,060 201,868
Essex Property Trust, Inc. 865 202,670
Extra Space Storage, Inc. 1,392 207,199
Federal Realty Investment Trust 2,138 206,894
Healthpeak Properties, Inc. 9,778 196,538
Host Hotels & Resorts, Inc. 11,864 199,671
Invitation Homes, Inc. 5,911 203,338
Iron Mountain, Inc. 3,551 201,768
Kimco Realty Corp. 10,474 206,547
Mid-America Apartment Communities, Inc. 1,316 199,848
Prologis, Inc. 1,668 204,547
Public Storage 705 205,775
Realty Income Corp. 3,315 198,204
Regency Centers Corp. 3,336 206,065
SBA Communications Corp., Class A 868 201,168
Simon Property Group, Inc. 1,830 211,328
UDR, Inc. 4,717 202,642
Ventas, Inc. 4,400 207,988
VICI Properties, Inc. 6,238 196,060
Welltower, Inc. 2,912 235,552
Weyerhaeuser Co. 6,599 221,132
6,210,818

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Technology — 16.16%
Accenture PLC, Class A 721 $ 222,486
Adobe, Inc.
(a)
476 232,759
Advanced Micro Devices, Inc.
(a)
1,879 214,037
Akamai Technologies, Inc.
(a)
2,535 227,820
Analog Devices, Inc. 1,071 208,642
ANSYS, Inc.
(a)
603 199,153
Apple, Inc. 1,255 243,433
Applied Materials, Inc. 1,666 240,804
Arista Networks, Inc.
(a)
1,242 201,279
Autodesk, Inc.
(a)
916 187,423
Automatic Data Processing, Inc. 918 201,767
Broadcom, Inc. 265 229,869
Broadridge Financial Solutions, Inc. 1,462 242,151
Cadence Design Systems, Inc.
(a)
982 230,299
CDW Corp. 1,139 209,007
Ceridian HCM Holding, Inc.
(a)
2,994 200,508
Cisco Systems, Inc. 3,908 202,200
Cognizant Technology Solutions Corp., Class A 3,135 204,653
Corning, Inc. 5,998 210,170
CoStar Group, Inc.
(a)
2,777 247,152
DXC Technology Co.
(a)
7,328 195,804
EPAM Systems, Inc.
(a)
891 200,252
Equifax, Inc. 1,004 236,241
F5, Inc.
(a)
1,339 195,842
FactSet Research Systems, Inc. 481 192,713
Fair Isaac Corp.
(a)
291 235,480
Fidelity National Information Services, Inc. 3,755 205,399
Fiserv, Inc.
(a)
1,687 212,815
FleetCor Technologies, Inc.
(a)
955 239,781
Fortinet, Inc.
(a)
3,172 239,772
Garmin Ltd. 1,912 199,402
Gartner, Inc.
(a)
570 199,677
Global Payments, Inc. 1,991 196,153
Hewlett Packard Enterprise Co. 13,377 224,734
HP, Inc. 6,526 200,413
Intel Corp. 6,516 217,895
International Business Machines Corp. 1,467 196,299
Intuit, Inc. 511 234,135
Jack Henry & Associates, Inc. 1,228 205,481
Juniper Networks, Inc. 6,258 196,063
KLA Corp. 494 239,600
Lam Research Corp. 376 241,714
Leidos Holdings, Inc. 2,381 210,671
MarketAxess Holdings, Inc. 724 189,268
MasterCard, Inc., Class A 535 210,416
Microchip Technology, Inc. 2,378 213,045

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Technology — 16.16% - continued
Micron Technology, Inc. 3,392 $ 214,069
Microsoft Corp. 671 228,502
Monolithic Power Systems, Inc. 391 211,230
Moody's Corp. 671 233,320
Motorola Solutions, Inc. 719 210,868
MSCI, Inc. 416 195,225
NetApp, Inc. 3,165 241,806
NortonLifeLock, Inc. 10,768 199,746
NVIDIA Corp. 547 231,392
NXP Semiconductors NV 1,037 212,253
ON Semiconductor Corp.
(a)
2,565 242,597
Oracle Corp. 1,845 219,721
Palo Alto Networks, Inc.
(a)
833 212,840
Paychex, Inc. 1,791 200,359
Paycom Software, Inc. 720 231,293
PayPal Holdings, Inc.
(a)
3,083 205,728
PTC, Inc.
(a)
1,626 231,380
Qorvo, Inc.
(a)
1,980 202,019
Qualcomm, Inc. 1,642 195,464
S&P Global, Inc. 584 234,120
Salesforce.com, Inc.
(a)
1,101 232,597
Seagate Technology PLC 3,069 189,879
ServiceNow, Inc.
(a)
406 228,160
Skyworks Solutions, Inc. 1,853 205,109
Synopsys, Inc.
(a)
523 227,719
Teradyne, Inc. 1,844 205,293
Texas Instruments, Inc. 1,139 205,043
Tyler Technologies, Inc.
(a)
592 246,551
Verisk Analytics, Inc. 1,040 235,071
Visa, Inc., Class A 898 213,257
Western Digital Corp.
(a)
4,941 187,412
Zebra Technologies Corp., Class A
(a)
713 210,927
16,825,627
Utilities — 5.80%
AES Corp. 9,446 195,816
Alliant Energy Corp. 3,776 198,164
Ameren Corp. 2,417 197,396
American Electric Power Company, Inc. 2,391 201,322
American Water Works Co., Inc. 1,371 195,710
Atmos Energy Corp. 1,727 200,919
CenterPoint Energy, Inc. 6,935 202,155
CMS Energy Corp. 3,326 195,403
Consolidated Edison, Inc. 2,182 197,253
Constellation Energy Corp. 2,498 228,691
Dominion Energy, Inc. 3,840 198,874
DTE Energy Co. 1,782 196,056

OneFund S&P 500® Equal Weight Index
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
COMMON STOCKS — 98.50% - continued Shares Fair Value
Utilities — 5.80% - continued
Duke Energy Corp. 2,214 $ 198,684
Edison International 2,950 204,878
Entergy Corp. 1,986 193,377
Evergy, Inc. 3,405 198,920
Eversource Energy 2,859 202,760
Exelon Corp. 4,973 202,600
FirstEnergy Corp. 5,190 201,787
NextEra Energy, Inc. 2,729 202,492
Nisource, Inc. 7,425 203,074
NRG Energy, Inc. 5,905 220,788
PG&E Corp.
(a)
11,767 203,334
Pinnacle West Capital Corp. 2,430 197,948
PPL Corp. 7,515 198,847
Public Service Enterprise Group, Inc. 3,261 204,171
Sempra Energy 1,366 198,876
Southern Co. (The) 2,869 201,547
WEC Energy Group, Inc. 2,217 195,628
Xcel Energy, Inc. 3,156 196,209
6,033,679
Total Common Stocks (Cost $76,166,806) 102,532,985
EXCHANGE-TRADED FUNDS — 1.41% Shares Fair Value
SPDR® S&P 500® ETF Trust 3,300 1,462,824
Total Exchange-Traded Funds (Cost $1,462,840) 1,462,824
Total Investments — 99.91% (Cost $77,629,646) 103,995,809
Other Assets in Excess of Liabilities — 0.09% 95,691
NET ASSETS — 100.00% $ 104,091,500
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt